RIGHT-OF-USE ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 267,937	¥ 271,969
Balance at the end	266,368	267,937
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	282,754	271,976
Additions	24,205	16,292
Decreases	(12,547)	(5,514)
Balance at the end	294,412	282,754
Accumulated depreciation / amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(14,817)	0
Additions	(15,601)	(14,974)
Decreases	2,374	157
Balance at the end	(28,044)	(14,817)
Less: Accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0	0
Additions	0	0
Decreases	0	0
Balance at the end	0	0
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	239,451	244,588
Balance at the end	235,581	239,451
Land | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	248,566	244,595
Additions	13,983	8,737
Decreases	(9,405)	(4,766)
Balance at the end	253,144	248,566
Land | Accumulated depreciation / amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(9,115)	0
Additions	(9,247)	(9,246)
Decreases	799	131
Balance at the end	(17,563)	(9,115)
Land | Less: Accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0	0
Additions	0	0
Decreases	0	0
Balance at the end	0	0
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	28,486	27,381
Balance at the end	30,787	28,486
Others | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	34,188	27,381
Additions	10,222	7,555
Decreases	(3,142)	(748)
Balance at the end	41,268	34,188
Others | Accumulated depreciation / amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(5,702)	0
Additions	(6,354)	(5,728)
Decreases	1,575	26
Balance at the end	(10,481)	(5,702)
Others | Less: Accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	0	0
Additions	0	0
Decreases	0	0
Balance at the end	0	0
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	267,860	271,976
Balance at the end		267,860
IFRS 16 | Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	239,374	244,595
Balance at the end		239,374
IFRS 16 | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 28,486	27,381
Balance at the end		¥ 28,486